Borrowings - Narrative (Details) € in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2021	May 01, 2020	May 31, 2020 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 08, 2020 EUR (€)	Jul. 08, 2020 USD ($)	May 31, 2020 USD ($)
Borrowings
Proceeds from non-convertible notes					$ 61,361	$ 844,006
Base Rate
Borrowings
Fixed interest rate percentage	1.00%		1.00%						1.00%
Base Rate | Minimum
Borrowings
Minimum base rate for interest	1.00%		1.00%
Loans from Maltese government | Trust Stamp Malta Limited
Borrowings
Potential repayable advance			€ 800				€ 800	$ 858,000	$ 858,000
Percentage of payroll cost covered by advance		75.00%	75.00%
Term of payroll costs covered by advance		24 months	24 months
Employment term for receiving advances		36 months	36 months
Proceeds from non-convertible notes				$ 873,000		$ 796,000
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate
Borrowings
Spread on variable rate	2.00%		2.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate | Minimum
Borrowings
Minimum base rate for interest	10.00%
Percentage of pre-tax profits per annum to be repaid			10.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate | Maximum
Borrowings
Percentage of pre-tax profits per annum to be repaid	15.00%		15.00%